Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–100.03%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–17.29%
Invesco Global Real Estate Income Fund, Class R6	7.26%	$37,899,642	$745,579	$(1,875,706)	$1,508,905	$23,222	$192,689	4,322,984	$38,301,642
Invesco Master Event-Linked Bond Fund, Class R6	—	8,715,180	223,800	(7,707,255)	90,153	(1,321,878)	216,997	—	—
Invesco Multi-Asset Income Fund, Class R6	10.03%	52,716,176	1,802,130	(1,012,275)	(570,392)	(64,538)	466,457	5,484,554	52,871,101
Total Alternative Funds		99,330,998	2,771,509	(10,595,236)	1,028,666	(1,363,194)	876,143		91,172,743
Domestic Equity Funds–18.25%
Invesco Dividend Income Fund, Class R6	6.26%	31,006,688	1,080,069	(1,994,009)	2,361,748	577,502	184,387	1,323,397	33,031,998
Invesco S&P 500® Enhanced Value ETF(b)	5.27%	27,351,948	364,316	(4,727,249)	4,565,873	207,500	171,922	694,944	27,762,388
Invesco S&P 500® High Dividend Low Volatility ETF(b)	6.72%	33,071,377	387,317	(2,499,751)	4,673,185	(180,653)	368,888	826,953	35,451,475
Total Domestic Equity Funds		91,430,013	1,831,702	(9,221,009)	11,600,806	604,349	725,197		96,245,861
Fixed Income Funds–58.13%
Invesco Core Plus Bond Fund, Class R6	15.18%	79,748,854	3,533,979	(1,029,738)	(2,198,965)	(33,535)	424,384	7,196,097	80,020,595
Invesco Corporate Bond Fund, Class R6	3.64%	19,031,740	1,069,444	(276,855)	(636,863)	(4,345)	147,394	2,488,083	19,183,121
Invesco Fundamental High Yield® Corporate Bond ETF	3.84%	18,321,364	2,035,881	—	(81,231)	—	171,596	1,047,856	20,276,014
Invesco Income Fund, Class R6	8.34%	43,884,352	613,157	(1,315,642)	738,012	37,899	393,633	5,529,280	43,957,778
Invesco International Bond Fund, Class R6	5.13%	27,590,974	2,061,267	(666,772)	(1,975,426)	22,594	95,581	4,996,791	27,032,637
Invesco Master Loan Fund, Class R6	8.30%	43,705,647	455,945	(920,344)	521,059	18,291	425,165	2,792,290	43,780,598
Invesco Taxable Municipal Bond ETF(b)	8.36%	43,770,229	2,724,460	(495,868)	(1,913,542)	3,279	286,825	1,376,477	44,088,558
Invesco Variable Rate Preferred ETF(b)	5.34%	26,092,673	2,499,062	(353,358)	(93,162)	(640)	288,877	1,088,765	28,144,575
Total Fixed Income Funds		302,145,833	14,993,195	(5,058,577)	(5,640,118)	43,543	2,233,455		306,483,876
Foreign Equity Funds–6.05%
Invesco S&P International Developed Low Volatility ETF	6.05%	31,484,312	667,888	(691,905)	461,698	(21,480)	239,233	1,049,359	31,900,513
Money Market Funds–0.31%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.10%	902,480	8,957,459	(9,314,376)	—	—	55	545,563	545,563
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	0.09%	727,670	6,398,185	(6,673,893)	—	74	45	451,855	452,036
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.12%	1,031,406	10,237,096	(10,645,001)	—	—	21	623,501	623,501
Total Money Market Funds		2,661,556	25,592,740	(26,633,270)	—	74	121		1,621,100
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $481,852,436)	100.03%	527,052,712	45,857,034	(52,199,997)	7,451,052	(736,708)	4,074,149		527,424,093
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.01%
Invesco Private Government Fund, 0.02%(c)(d)	0.40%	1,328,312	27,302,012	(26,500,524)	—	—	104(e)	2,129,800	2,129,800
Invesco Private Prime Fund, 0.12%(c)(d)	0.61%	1,992,468	35,383,485	(34,181,386)	—	134	1,020(e)	3,193,423	3,194,701
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,324,501)	1.01%	3,320,780	62,685,497	(60,681,910)	—	134	1,124		5,324,501
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $487,176,937)	101.04%	$530,373,492	$108,542,531	$(112,881,907)	$7,451,052	$(736,574)	$4,075,273		$532,748,594
OTHER ASSETS LESS LIABILITIES	(1.04)%								(5,473,551)
NET ASSETS	100.00%								$527,275,043
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at March 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$525,802,993	$—	$—	$525,802,993
Money Market Funds	1,621,100	5,324,501	—	6,945,601
Total Investments	$527,424,093	$5,324,501	$—	$532,748,594
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Income Allocation Fund